Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral	12 Months Ended
Oct. 31, 2018
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Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral

NOTE 27:  PROVISIONS, CONTINGENT LIABILITIES, COMMITMENTS, GUARANTEES, PLEDGED ASSETS, AND COLLATERAL

PROVISIONS

The following table summarizes the Bank's provisions.

Provisions
(millions of Canadian dollars)
	Restructuring [1]	Litigation and Other	Total
Balance as at November 1, 2017	$117	$332	$449
Additions	84	158	242
Amounts used	(72)	(121)	(193)
Release of unused amounts	(11)	(24)	(35)
Foreign currency translation adjustments and other	3	7	10
Balance as at October 31, 2018, before allowance for credit losses for off-balance sheet instruments	$121	$352	$473
Add: allowance for credit losses for off-balance sheet instruments[2]			1,029
Balance as at October 31, 2018			$1,502

[1]	Includes provisions for onerous lease contracts.
[2]	Refer to Note 8 for further details.

LITIGATION

In the ordinary course of business, the Bank and its subsidiaries are involved in various legal and regulatory actions. The Bank establishes legal provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at October 31, 2018, the Bank's RPL is from zero to approximately $763 million. This range does not include potential punitive damages and interest and also does not include matters for which an estimate cannot currently be made, including actions that are in preliminary stages and certain matters where no specific amount has been claimed. The Bank's provisions and RPL represent the Bank's best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank's provisions and/or RPL to be significantly different from its actual or reasonably possible losses. For example, the Bank's estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings, some of which are beyond the Bank's control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminate damages.

In management's opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank's consolidated results of operations for any particular reporting period.

Stanford Litigation – The Bank was named as a defendant in Rotstain v. Trustmark National Bank, et al., a putative class action lawsuit in the United States District Court for the Northern District of Texas related to a US$7.2 billion Ponzi scheme perpetrated by R. Allen Stanford, the owner of Stanford International Bank, Limited (SIBL), an offshore bank based in Antigua. Plaintiffs purport to represent a class of investors in SIBL-issued certificates of deposit. The Bank provided certain correspondent banking services to SIBL. Plaintiffs allege that the Bank and four other banks aided and abetted or conspired with Mr. Stanford to commit fraud and that the bank defendants received fraudulent transfers from SIBL by collecting fees for providing certain services.

The Official Stanford Investors Committee (OSIC), a court-approved committee representing investors, received permission to intervene in the lawsuit and has brought similar claims against all the bank defendants.

The court denied in part and granted in part the Bank's motion to dismiss the lawsuit on April 21, 2015. The court also entered a class certification scheduling order requiring the parties to conduct discovery and submit briefing regarding class certification. The class certification motion was fully submitted on October 26, 2015. The class plaintiffs filed an amended complaint asserting certain additional state law claims against the Bank on June 23, 2015. The Bank's motion to dismiss the newly amended complaint in its entirety was fully submitted on August 18, 2015. On April 22, 2016, the Bank filed a motion to reconsider the court's April 2015 dismissal decision with respect to certain claims by OSIC under the Texas Uniform Fraudulent Transfer Act based on an intervening change in the law announced by the Texas Supreme Court on April 1, 2016. On July 28, 2016, the court issued a decision denying defendants' motions to dismiss the class plaintiffs' complaint and to reconsider with respect to OSIC's complaint. The Bank filed its answer to the class plaintiffs' complaint on August 26, 2016. OSIC filed an amended intervenor complaint against the Bank on November 4, 2016 and the Bank filed its answer to this amended complaint on December 19, 2016.

On November 7, 2017, the Court issued a decision denying the class certification motion. The court found that the plaintiffs failed to show that common issues of fact would predominate given the varying sales presentations they allegedly received.

On November 21, 2017, the class plaintiffs filed a Rule 23(f) petition seeking permission to appeal the District Court's denial of class certification to the United States Court of Appeals for the Fifth Circuit. The Bank filed an opposition to the class plaintiffs' petition on December 4, 2017. The Fifth Circuit denied the class plaintiffs' petition on April 20, 2018.

The Bank is also a defendant in two cases filed in the Ontario Superior Court of Justice: (1) Wide & Dickson v. The Toronto-Dominion Bank, an action filed by the Joint Liquidators of SIBL appointed by the Eastern Caribbean Supreme Court, and (2) Dynasty Furniture Manufacturing Ltd., et al. v. The Toronto-Dominion Bank, an action filed by five investors in certificates of deposits sold by Stanford. The suits assert that the Bank acted negligently and provided knowing assistance to SIBL's fraud. The court denied the Bank's motion for summary judgment in the Joint Liquidators case to dismiss the action based on the applicable statute of limitations on November 9, 2015, and designated the limitations issues to be addressed as part of a future trial on the merits. The two cases filed in the Ontario Superior Court of Justice are being managed jointly, and discovery is ongoing.

Overdraft Litigation – TD Bank, N.A. was named as a defendant in eleven putative nationwide class actions challenging the overdraft practices of TD Bank, N.A. from August 16, 2010 to the present and the overdraft practices of Carolina First Bank prior to its merger into TD Bank, N.A. in September 2010.

These actions have been consolidated for pretrial proceedings as MDL 2613 in the United States District Court for the District of South Carolina: In re TD Bank, N.A. Debit Card Overdraft Fee Litigation, No. 6:15-MN-02613 (D.S.C.). On December 10, 2015, TD Bank, N.A.‘s motion to dismiss the consolidated class action was granted in part and denied in part. Discovery, briefing, and a hearing on class certification were complete as of May 24, 2017. On January 5, 2017, TD Bank, N.A. was named as a defendant in a twelfth class action complaint challenging an overdraft practice that was already the subject of the consolidated amended class action complaint. This action was consolidated into MDL 2613, and dismissed by the Court. The plaintiff in that complaint has filed a notice of appeal with the Fourth Circuit.

On December 5, 2017, TD Bank, N.A. was named as a defendant in a thirteenth class action complaint challenging the Bank's overdraft practices. The new action, which was transferred to MDL 2613, concerns the Bank's treatment of certain transactions as "recurring" for overdraft purposes. The Bank has moved to dismiss the claims.

On February 22, 2018, the Court issued an order certifying a class as to certain claims and denying certification as to others. The United States Court of Appeals for the Fourth Circuit denied the Bank's 23(f) petition seeking permission to appeal certain portions of the District Court's order.

Credit Card Fees – Between 2011 and 2013, seven proposed class actions were commenced, five of which remain in British Columbia, Alberta, Saskatchewan, Ontario and Québec: Coburn and Watson's Metropolitan Home v. Bank of America Corporation, et al.; Macaronies Hair Club v. BOFA Canada Bank, et al.; Hello Baby Equipment Inc. v. BOFA Canada Bank, et al.; Bancroft-Snell, et al. v. Visa Canada Corporation, et al.; and 9085-4886 Québec Inc. v. Visa Canada Corporation, et al. Subject to court approval of certain settlements, the remaining defendants in each action are the Bank and several other financial institutions. The plaintiff class members are Canadian merchants who accept payment for products and services by Visa Canada Corporation (Visa) and/or MasterCard International Incorporated (MasterCard) (collectively, the ''Networks''). While there is some variance, in most of the actions it is alleged that, from March 2001 to the present, the Networks conspired with their issuing banks and acquirers to fix excessive fees and that certain rules have the effect of increasing the merchant fees. The five actions that remain include claims of civil conspiracy, breach of the Competition Act, interference with economic relations, and unjust enrichment. Plaintiffs seek general and punitive damages. In the lead case proceeding in British Columbia, the decision to partially certify the action as a class proceeding was released on March 27, 2014. The certification decision was appealed by both plaintiff class representatives and defendants. The appeal hearing took place in December 2014 and the decision was released on August 19, 2015. While both the plaintiffs and defendants succeeded in part on their respective appeals, the class period for the plaintiffs' key claims was shortened significantly. At a hearing in October 2016, the plaintiffs sought to amend their claims to reinstate the extended class period. The plaintiffs' motion to amend their claims to reinstate the extended class period was denied by the motions judge and subsequently by the B.C. Court of Appeal. The plaintiffs have sought and were refused leave to appeal to the Supreme Court of Canada. The trial of the British Columbia action is currently scheduled to proceed in October 2019. In Québec, the motion for authorization proceeded on November 6-7, 2017 and the matter was authorized on similar grounds and for a similar period as in British Columbia. The plaintiffs appealed this decision with a date to be set by the court.

Consumer Class Actions – The Bank, along with several other Canadian financial institutions, is a defendant in a number of matters brought by consumers alleging provincial and/or national class claims in connection with various fees, interest rate calculations, and credit decisions. The cases are in various stages of maturity. In one matter, the Bank is the sole defendant. Trial in that case has been scheduled for November 2020.

COMMITMENTS

Credit-related Arrangements

In the normal course of business, the Bank enters into various commitments and contingent liability contracts. The primary purpose of these contracts is to make funds available for the financing needs of customers. The Bank's policy for requiring collateral security with respect to these contracts and the types of collateral security held is generally the same as for loans made by the Bank.

Financial and performance standby letters of credit represent irrevocable assurances that the Bank will make payments in the event that a customer cannot meet its obligations to third parties and they carry the same credit risk, recourse, and collateral security requirements as loans extended to customers. Refer to the Guarantees section in this Note for further details.

Documentary and commercial letters of credit are instruments issued on behalf of a customer authorizing a third party to draw drafts on the Bank up to a certain amount subject to specific terms and conditions. The Bank is at risk for any drafts drawn that are not ultimately settled by the customer, and the amounts are collateralized by the assets to which they relate.

Commitments to extend credit represent unutilized portions of authorizations to extend credit in the form of loans and customers' liability under acceptances. A discussion on the types of liquidity facilities the Bank provides to its securitization conduits is included in Note 10.

The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Financial and performance standby letters of credit	$26,431	$23,723
Documentary and commercial letters of credit	197	198
Commitments to extend credit[1]
Original term-to-maturity of one year or less	50,028	41,587
Original term-to-maturity of more than one year	134,148	115,692
Total	$210,804	$181,200

[1]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

In addition, as at October 31, 2018, the Bank is committed to fund $205 million (October 31, 2017 – $123 million) of private equity investments.

Long-term Commitments or Leases

The Bank has obligations under long-term non-cancellable leases for premises and equipment. Future minimum operating lease commitments for premises and for equipment, where the annual rental is in excess of $100 thousand, is estimated at $948 million for 2019; $902 million for 2020, $815 million for 2021, $733 million for 2022, $640 million for 2023, $3,229 million for 2024, and thereafter.

Future minimum finance lease commitments where the annual payment is in excess of $100 thousand, is estimated at $26 million for 2019; $12 million for 2020, $8 million for 2021, $5 million for 2022, $4 million for 2023, $5 million for 2024, and thereafter.

The premises and equipment net rental expense, included under Non-interest expenses in the Consolidated Statement of Income, was $1.1 billion for the year ended October 31, 2018 (October 31, 2017 – $1.1 billion; October 31, 2016 – $1.1 billion).

PLEDGED ASSETS AND COLLATERAL

In the ordinary course of business, securities and other assets are pledged against liabilities or contingent liabilities, including repurchase agreements, securitization liabilities, covered bonds, obligations related to securities sold short, and securities borrowing transactions. Assets are also deposited for the purposes of participation in clearing and payment systems and depositories or to have access to the facilities of central banks in foreign jurisdictions, or as security for contract settlements with derivative exchanges or other derivative counterparties.

Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral[1]
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$1,219	$442
Interest-bearing deposits with banks	3,301	3,329
Loans	83,637	75,682
Securities	83,370	74,511
Other assets	1,278	635
	172,805	154,599
Third-party assets[2]
Collateral received and available for sale or repledging	243,168	215,678
Less: Collateral not repledged	(57,845)	(61,328)
	185,323	154,350
	358,128	308,949
Uses of pledged assets and collateral[3]
Derivatives	8,083	7,905
Obligations related to securities sold under repurchase agreements	105,665	94,945
Securities borrowing and lending	85,544	61,856
Obligations related to securities sold short	39,007	35,281
Securitization	32,067	33,527
Covered bond	38,033	30,273
Clearing systems, payment systems, and depositories	7,540	5,686
Foreign governments and central banks	1,390	1,222
Other	40,799	38,254
Total	$358,128	$308,949

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
[3]	Includes $43.9 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2018 (October 31, 2017 – $39.3 billion).

ASSETS SOLD WITH RECOURSE

In connection with its securitization activities, the Bank typically makes customary representations and warranties about the underlying assets which may result in an obligation to repurchase the assets. These representations and warranties attest that the Bank, as the seller, has executed the sale of assets in good faith, and in compliance with relevant laws and contractual requirements. In the event that they do not meet these criteria, the loans may be required to be repurchased by the Bank.

GUARANTEES

The following types of transactions represent the principal guarantees that the Bank has entered into.

Assets Sold With Contingent Repurchase Obligations

The Bank sells mortgage loans, which it continues to service, to the TD Mortgage Fund (the "Fund"), a mutual fund managed by the Bank. As part of its responsibilities, the Bank has an obligation to repurchase mortgage loans when they default or if the Fund experiences a liquidity event such that it does not have sufficient cash to honour unit-holder redemptions. On April 22, 2016, the Fund was discontinued and merged with another mutual fund managed by the Bank. The mortgages held by the Fund were not merged into the other mutual fund and as a result of the Fund's discontinuation, the mortgages were repurchased from the Fund at a fair value of $155 million. Prior to the discontinuation of the Fund, during the year ended October 31, 2016, the fair value of the mortgages repurchased from the Fund as a result of a liquidity event was $21 million. For further details on the Bank's involvement with the Fund, refer to Note 10.

Credit Enhancements

The Bank guarantees payments to counterparties in the event that third-party credit enhancements supporting asset pools are insufficient.

Indemnification Agreements

In the normal course of operations, the Bank provides indemnification agreements to various counterparties in transactions such as service agreements, leasing transactions, and agreements relating to acquisitions and dispositions. Under these agreements, the Bank is required to compensate counterparties for costs incurred as a result of various contingencies such as changes in laws and regulations and litigation claims. The nature of certain indemnification agreements prevent the Bank from making a reasonable estimate of the maximum potential amount that the Bank would be required to pay such counterparties.

The Bank also indemnifies directors, officers, and other persons, to the extent permitted by law, against certain claims that may be made against them as a result of their services to the Bank or, at the Bank's request, to another entity.

The following table summarizes as at October 31, the maximum potential amount of future payments that could be made under guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

Maximum Potential Amount of Future Payments
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Financial and performance standby letters of credit	$26,431	$23,723
Assets sold with contingent repurchase obligations	12	15
Total	$26,443	$23,738